Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and welfare	¥ 192,119		¥ 182,688
Balance of users' virtual accounts	142,259		143,464
Payable for advertisement	141,305		126,063
Payable for repurchase of subsidiary's share options	88,941		7,143
Accrued liability for purchase of building and building improvement	85,851		9,381
Accrued professional services and related service fee	76,625		60,551
VAT payable	27,723		31,549
Other tax payables	27,606		42,490
Interest payable	12		30,550
Others	66,238		70,531
Total	¥ 848,679	$ 121,359	¥ 704,410